Revenue - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rental income from motor vehicles	$ 81	$ 71